Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) dollarsPerShare	Dec. 31, 2024 USD ($) dollarsPerShare	Dec. 31, 2023 USD ($) dollarsPerShare	Dec. 31, 2022 USD ($) dollarsPerShare	Dec. 31, 2021 USD ($) dollarsPerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compen-sation Table Total for PEO	Compen-sation Actually Paid to PEO	Average Summary Compen-sation Table Total for Non-PEO Named Executive Officers(1)	Average Compen-sation Actually Paid to Non-PEO Named Executive Officers(1)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Earnings per Share (diluted)
					Total Shareholder Return	Peer Group(2)
2025	$3,249,643	$2,126,223	$908,428	$632,454	$63	$153	$(138.1)	$(4.55)
2024	$3,063,169	$2,034,755	$1,266,665	$1,177,595	$75	$143	$(47.0)	$(1.56)
2023	$3,191,637	$1,250,569	$1,069,067	$746,812	$81	$127	$100.5	$3.31
2022	$4,418,281	$3,272,186	$1,853,466	$1,606,230	$113	$127	$140.9	$4.39
2021	$5,491,034	$6,808,025	$1,960,009	$2,559,884	$145	$137	$176.7	$5.52

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote	In 2025, includes Messrs. Pozez, Newell, Geoghegan, Riel, Saltzman, and Ms. Williams. In 2024, includes Messrs. Pozez, Newell, Riel, Ms. Williams and Ms. Lee. In 2023, includes Messrs. Pozez, Newell, Levingston, Marquez, Riel and Rheaume and Ms. Williams. In 2022 and 2021, includes Messrs. Pozez, Levingston, Marquez and Rheaume and Ms. Williams.
Peer Group Issuers, Footnote	Peer group is the KBW Nasdaq Regional Bank Index, which is the peer group used for our performance graph in our December 31, 2025 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 3,249,643	$ 3,063,169	$ 3,191,637	$ 4,418,281	$ 5,491,034
PEO Actually Paid Compensation Amount	$ 2,126,223	2,034,755	1,250,569	3,272,186	6,808,025
Adjustment To PEO Compensation, Footnote

Pay versus Performance Adjustment	PEO
	2025	2024	2023	2022	2021
SCT Total Compensation	$3,249,643	$3,063,169	$3,191,637	$4,418,281	$5,491,034
Less: Change in Pension Value	(1,505)	—	—	(7,039)	(219)
Add: Actuarially Determined Service Cost	(85,830)	(87,807)	(103,359)	(72,645)	(85,621)
Less: Values Reported in the SCT for Stock Awards Granted in the Covered Year	(2,110,823)	(2,017,169)	(2,194,859)	(1,902,462)	(1,903,140)
Add: Fair Values of the Stock Awards Granted in the Covered Year	1,886,904	2,148,070	1,473,546	1,479,957	2,309,113
Change in Fair Value of Unvested Stock Award from Prior Years	(612,212)	(737,771)	(827,708)	(690,887)	816,273
Change in Fair Value of Unvested Stock Award from Prior Years that Vest in Covered Year	(11,640)	(78,141)	(364,006)	15,968	144,812
Less: Fair Value of Stock Awards Forfeited During the Covered Year	(216,299)	(326,086)	—	(32,554)	(7,228)
Add: Dividends on Stock Award in the Covered Fiscal Year Before Vesting Date	27,985	70,490	75,318	63,567	43,001
Compensation Actually Paid	$2,126,223	$2,034,755	$1,250,569	$3,272,186	$6,808,025

Non-PEO NEO Average Total Compensation Amount	$ 908,428	1,266,665	1,069,067	1,853,466	1,960,009
Non-PEO NEO Average Compensation Actually Paid Amount	$ 632,454	1,177,595	746,812	1,606,230	2,559,884
Adjustment to Non-PEO NEO Compensation Footnote

Pay versus Performance Adjustment	Average of Non-PEO NEOs
	2025	2024	2023	2022	2021
SCT Total Compensation	$908,428	$1,266,665	$1,069,067	$1,853,466	$1,960,009
Less: Change in Pension Value	(5,266)	1,080	(55,763)	(86,333)	(75,121)
Add: Actuarially Determined Service Cost	(7,230)	(9,051)	40,789	70,066	62,576
Less: Values Reported in the SCT for Stock Awards Granted in the Covered Year	(382,714)	(584,494)	(392,149)	(395,991)	(404,079)
Add: Fair Values of the Stock Awards Granted in the Covered Year	342,115	621,913	232,362	308,045	490,275
Change in Fair Value of Unvested Stock Award from Prior Years	(124,049)	(76,931)	(99,935)	(156,331)	404,948
Change in Fair Value of Unvested Stock Award from Prior Years that Vest in Covered Year	(25,320)	(34,129)	(61,501)	11,792	100,865
Less: Fair Value of Stock Awards Forfeited During the Covered Year	(78,360)	(21,625)	—	(16,440)	(3,345)
Add: Dividends on Stock Award in the Covered Fiscal Year Before Vesting Date	4,850	14,167	13,942	17,956	23,756
Compensation Actually Paid	$632,454	$1,177,595	$746,812	$1,606,230	$2,559,884

Compensation Actually Paid vs. Total Shareholder Return
The following charts show compensation actually paid relative to financial measures.

(1)For the year 2024, goodwill impairment of $104.1 million was recorded leading to a net income of $(47.0) and a diluted earnings per share (EPS) of $(1.56).

Compensation Actually Paid vs. Net Income
The following charts show compensation actually paid relative to financial measures.

(1)For the year 2024, goodwill impairment of $104.1 million was recorded leading to a net income of $(47.0) and a diluted earnings per share (EPS) of $(1.56).

Compensation Actually Paid vs. Company Selected Measure
The following charts show compensation actually paid relative to financial measures.

(1)For the year 2024, goodwill impairment of $104.1 million was recorded leading to a net income of $(47.0) and a diluted earnings per share (EPS) of $(1.56).

Tabular List, Table
The following is a list of the most important financial measures, along with Earnings Per Share, used for the most recent fiscal year to link compensation actually paid to the PEO and Non-PEO named executive officers:

•Net income	•Net interest margin
•Earnings per share	•Relative return on average assets
•Average loans	•Relative total shareholder return
•Efficiency

Total Shareholder Return Amount	$ 63	75	81	113	145
Peer Group Total Shareholder Return Amount	153	143	127	127	137
Net Income (Loss)	$ (138,100,000)	$ (47,000,000.0)	$ 100,500,000	$ 140,900,000	$ 176,700,000
Company Selected Measure Amount | dollarsPerShare	(4.55)	(1.56)	3.31	4.39	5.52
Measure:: 1
Pay vs Performance Disclosure
Name	•Net income
Measure:: 2
Pay vs Performance Disclosure
Name	•Earnings per share
Measure:: 3
Pay vs Performance Disclosure
Name	•Average loans
Measure:: 4
Pay vs Performance Disclosure
Name	•Efficiency
Measure:: 5
Pay vs Performance Disclosure
Name	•Net interest margin
Measure:: 6
Pay vs Performance Disclosure
Name	•Relative return on average assets
Measure:: 7
Pay vs Performance Disclosure
Name	•Relative total shareholder return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,505)	$ 0	$ 0	$ (7,039)	$ (219)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,830)	(87,807)	(103,359)	(72,645)	(85,621)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,110,823)	(2,017,169)	(2,194,859)	(1,902,462)	(1,903,140)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(612,212)	(737,771)	(827,708)	(690,887)	816,273
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,886,904	2,148,070	1,473,546	1,479,957	2,309,113
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,640)	(78,141)	(364,006)	15,968	144,812
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(216,299)	(326,086)	0	(32,554)	(7,228)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,985	70,490	75,318	63,567	43,001
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,266)	1,080	(55,763)	(86,333)	(75,121)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,230)	(9,051)	40,789	70,066	62,576
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(382,714)	(584,494)	(392,149)	(395,991)	(404,079)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,049)	(76,931)	(99,935)	(156,331)	404,948
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,115	621,913	232,362	308,045	490,275
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,320)	(34,129)	(61,501)	11,792	100,865
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,360)	(21,625)	0	(16,440)	(3,345)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,850	$ 14,167	$ 13,942	$ 17,956	$ 23,756